Marketable Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Oct. 09, 2020
Statement [Line Items]
Common shares acquired		$ 1,662
Realized loss on disposition	$ (311,000)
Benz Mining Corp [Member]
Statement [Line Items]
Common shares sold	1,581,177
Proceeds from shares	$ 1,000
Realized loss on disposition	$ (311)
Common shares held	174,658
Warrants	500,000
Common shares in exchange	500,000
Exercise price	$ 0.12